Investments	12 Months Ended
Dec. 31, 2019
Disclosure of Investment [Abstract]
Investments

NOTE 9 – Investments

In February 2017, the Company acquired 600,000 shares of Contact Gold Corp. for a total of $300,000, which had been classified as FVTPL and measured at fair value. As at December 31, 2017, the fair value of the investment was $306,000. During the year ended December 31, 2018, the Company sold these shares for proceeds of $217,071 and recorded a loss of $88,929.

In connection with the acquisition of BMG, the Company acquired certain marketable securities, which have been classified as FVTPL and measured at fair value. As at December 31, 2017, the fair value of the investment was $3,035. During the year ended December 31, 2018, the Company sold these securities for proceeds of $3,632 and recorded a gain of $597.